Risk Management Activities - Market Risk - Interest Rate - Narrative (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Apr. 15, 2021	Dec. 31, 2020
Disclosure of Financial Risk Management [line items]
Borrowings	$ 1,078.1		$ 1,526.9
Face amount of borrowings	1,200.0
Interest bearing borrowings | LIBOR [Member]
Disclosure of Financial Risk Management [line items]
Borrowings	83.5		333.5
US$150 million revolving senior secured credit facility - new
Disclosure of Financial Risk Management [line items]
Borrowings	83.5		0.0
Face amount of borrowings	150.0
US$150 million revolving senior secured credit facility - new | Revolving credit facility
Disclosure of Financial Risk Management [line items]
Face amount of borrowings		$ 150.0
Sensitivity to BBSY interest rates | Interest bearing borrowings | Floating Interest Rate [member]
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	0.0		200.0
Sensitivity to interest rates | Interest bearing borrowings
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 83.5		$ 533.5